Financial risk management - Disclosure of treasury credit risk (Details) £ in Millions	12 Months Ended
Mar. 31, 2026 GBP (£)
Triple ‘A’ G7 sovereign entities (AAA)
Disclosure of credit risk exposure [line items]
Maximum limit	£ 3,308
Triple ‘A’ G7 sovereign entities (AAA) | Long-term limit
Disclosure of credit risk exposure [line items]
Maximum limit	2,481
Triple ‘A’ vehicles (AAA)
Disclosure of credit risk exposure [line items]
Maximum limit	500
Maximum limit, utilisation	275
Triple ‘A’ range institutions and non-G7 sovereign entities (AAA)
Disclosure of credit risk exposure [line items]
Maximum limit	3,008
Triple ‘A’ range institutions and non-G7 sovereign entities (AAA) | Long-term limit
Disclosure of credit risk exposure [line items]
Maximum limit	2,256
Double ‘A+’ G7 sovereign entities (AA+)
Disclosure of credit risk exposure [line items]
Maximum limit	3,008
Double ‘A+’ G7 sovereign entities (AA+) | Long-term limit
Disclosure of credit risk exposure [line items]
Maximum limit	2,256
Double ‘A’ range institutions (AA) | Bottom of range
Disclosure of credit risk exposure [line items]
Maximum limit	1,805
Maximum limit, utilisation	0
Double ‘A’ range institutions (AA) | Top of range
Disclosure of credit risk exposure [line items]
Maximum limit	2,406
Maximum limit, utilisation	358
Double ‘A’ range institutions (AA) | Long-term limit | Bottom of range
Disclosure of credit risk exposure [line items]
Maximum limit	1,353
Maximum limit, utilisation	0
Double ‘A’ range institutions (AA) | Long-term limit | Top of range
Disclosure of credit risk exposure [line items]
Maximum limit	1,805
Maximum limit, utilisation	340
Single ‘A’ range institutions (A) | Bottom of range
Disclosure of credit risk exposure [line items]
Maximum limit	602
Maximum limit, utilisation	0
Single ‘A’ range institutions (A) | Top of range
Disclosure of credit risk exposure [line items]
Maximum limit	1,203
Maximum limit, utilisation	676
Single ‘A’ range institutions (A) | Long-term limit | Bottom of range
Disclosure of credit risk exposure [line items]
Maximum limit	451
Maximum limit, utilisation	0
Single ‘A’ range institutions (A) | Long-term limit | Top of range
Disclosure of credit risk exposure [line items]
Maximum limit	902
Maximum limit, utilisation	£ 424